Label	Element	Value
MainStay Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

MAINSTAY FUNDS TRUST

MainStay Growth Allocation Fund

(collectively, the “Funds”)

Supplement dated June 25, 2020 (“Supplement”)

to the Summary Prospectuses and Prospectus, each dated February 28, 2020, as supplemented, and Statement of Additional Information, dated February 28, 2020, as supplemented and amended (“SAI”)

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectuses, Prospectus and SAI.

At a meeting held on June 23-24, 2020, the Board of Trustees of MainStay Funds Trust considered and approved the following changes, which will take effect on July 31, 2020.

1.	Name Change. All references to the Funds’ current names will be replaced with their new names as listed below.

Current Name	New Name
MainStay Growth Allocation Fund	MainStay Equity Allocation Fund
MainStay Moderate Growth Allocation Fund	MainStay Growth Allocation Fund

Risk/Return [Heading]	rr_RiskReturnHeading	MainStay Growth Allocation Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
2.	Principal Investment Strategies. The following is added as the first sentence to the third paragraph in the “Principal Investment Strategies” section of the MainStay Growth Allocation Fund’s (to be renamed “MainStay Equity Allocation Fund”) Summary Prospectus and Prospectus:

The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in Underlying Equity Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.